FORWARED PURCHASE AGREEMENT (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Forwared Purchase Agreement [Abstract]
FPA (SPAC transactions)- Assets	$ 42,502
FPA (SPAC transactions)- Liability	(13,306)
FPA (SPAC transactions) net	29,196
Revaluation as of 21.11.2022	(36,692)
Issuance of shares in 21.11.2022	49,998
Revaluation as of 31.12.2022	(1,650)
As of December 31	$ 40,852